Real Estate Transit Business Park Acquisition (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Jun. 20, 2013
Below market leases initial values										$ 220	$ 220
Transit Business Park
In-place leases initial value													$ 806
Above market leases initial value													48
Below market leases initial values													$ 156
In-place Leases	$ 1	$ 9	$ 9	$ 17	$ 43	$ 43	$ 43	$ 44	$ 44	63	369	$ 121
Above Market Leases		$ 3	$ 3	$ 3	$ 4	$ 4	$ 4	$ 4	4	4	12	3
Below Market Leases									$ 9	$ 37	$ 86	$ 24